15a. INCOME TAXES	12 Months Ended
Dec. 31, 2014
A. Income Taxes
INCOME TAXES

The Company has incurred losses since inception, which have generated net operating loss carryforwards.  The net operating loss carryforwards arise from United States sources.

Pretax losses arising from United States operations were approximately $86,626,099 and $21,380,138 for the years ended December 31, 2014 and 2013, respectively.

The Company has net operating loss carryforwards of approximately $11,964,000, which expire in 2022-2033. Because it is not more likely than not that sufficient tax earnings will be generated to utilize the net operating loss carryforwards, a corresponding valuation allowance of approximately $4,785,742 was established as of December 31, 2014. Additionally, under the Tax Reform Act of 1986, the amounts of, and benefits from, net operating losses may be limited in certain circumstances, including a change in control.

Section 382 of the Internal Revenue Code generally imposes an annual limitation on the amount of net operating loss carryforwards that may be used to offset taxable income when a corporation has undergone significant changes in its stock ownership. There can be no assurance that the Company will be able to utilize any net operating loss carryforwards in the future.

For the year ended December 31, 2014, the Company’s effective tax rate differs from the federal statutory rate principally due to net operating losses, warrants issued for services, change in fair value of derivative and debt discount.

The principal components of the Company’s deferred tax assets at December 31, 2014 and 2013 are as follows:

	2014	2013
U.S. operations loss carry forward and state at statutory rate of 40%	$4,785,742	$3,612,736
Less valuation allowance	(4,785,742)	(3,612,736)
Net deferred tax assets	-	-
Change in valuation allowance	$(4,785,742)	$(3,612,736)

A reconciliation of the United States Federal Statutory rate to the Company’s effective tax rate for the years ended December 31, 2014 and 2013 is as follows:

	2014	2013
Federal statutory rate	-34.0%	-34.0%
State income tax rate	-6.0%	-6.0%
Change in valuation allowance	40.0%	40.0%
Effective tax rate	0.0%	0.0%